COMMITMENTS (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Deferred Underwriting Fees | $ / shares	$ 0.35
Underwriting Discount, Percentage	10.00%
Refunds From Underwriting Discount	$ 1,440,000
Proceeds from Refund of Underwriting Discount	28,980,000
Aggregate cash consideration for business combination	$ 2,898,000